Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Operating expense
Officers compensation	$ 15,000	$ 15,000	$ 60,000	$ 60,000
Franchise taxes	43,917	50,000	200,000	1,177
General and administrative expenses	313,183	204,833	1,907,122	348,735
Total operating expense	372,100	269,833	2,167,122	409,912
Other income
Investment income (loss) on investments held in Trust Account	110,535	115,413	1,824,459	(4,133)
Total other income	110,535	115,413	1,824,459	(4,133)
Net loss before income tax	(261,565)	(154,420)	(342,663)	(414,045)
Income tax			57,569
Net loss	$ (261,565)	$ (154,420)	$ (400,232)	$ (414,045)
Common Class A [Member]
Net loss per share
Basic	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.05)
Diluted	$ (0.06)	$ (0.01)	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic	4,613,410	13,270,700	10,946,277	5,578,069
Diluted	4,613,410	13,270,700	10,946,277	5,578,069
Common Class B [Member]
Net loss per share
Basic		$ (0.02)	$ (0.03)	$ (0.05)
Diluted		$ (0.02)	$ (0.03)	$ (0.05)
Weighted average number of shares
Basic		3,162,500	2,313,390	3,162,500
Diluted		3,162,500	2,313,390	3,162,500